OPERATING RISK	12 Months Ended
Sep. 30, 2025
OPERATING RISK
OPERATING RISK

22.         OPERATING RISK

Concentrations of customers and risk

During the fiscal year 2025, our top three customers represented approximately 17.8%, 16.3% and 11.8% of total consolidated revenues.

Liquidity risk

We believe our working capital is sufficient to meet our currently budgeted requirements. We may, however, require additional cash due to changing business conditions or other future developments, including any investments or acquisitions we may decide to pursue. In the long-term, we intend to rely primarily on cash flow from operations, the sale of equity securities and additional borrowings from banks to meet our anticipated cash needs.

Country risk

The Company has significant investments in the PRC. The operating results of the Company may be adversely affected by changes in the political and social conditions in the PRC and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, among other things. There can be no assurance; however, those changes in political and other conditions will not result in any adverse impact.